Equity - Issued Capital (Tables)	12 Months Ended
Dec. 31, 2022
Equity - Issued Capital [Abstract]
Schedule of equity issued capital
	Consolidated
	2022	2021	2020	2022	2021	2020	2022
	Shares	Shares	Shares	AUD$	AUD$	AUD$	$

Ordinary shares - fully paid	1,331,279,665	321,936,715	257,936,715	41,636,762	26,504,136	22,884,795	28,285,844

Schedule of movements in ordinary share capital
Details	Date	Shares	Issue price	AUD$	$

Balance	1 January 2020	257,936,715		22,884,795

Balance	31 December 2020	257,936,715		22,884,795
Placement (*)	17 May 2021	64,000,000	$0.06	3,840,000
Capital raising costs		-	-	(220,659)

Balance	31 December 2021	321,936,715		26,504,136

Issue of IPO shares (net of warrant fair value)(**)	29 August 2022	885,592,950	$0.015	13,662,563	9,281,632
Exercise of 450,000 pre-funded warrants	31 August 2022	123,750,000	$0.026	4,085,533	2,775,498
Capital raising costs		-	-	(2,615,470)	(1,776,814)

Balance	31 December 2022	1,331,279,665		41,636,762	28,285,844

(*)	On 15 July 2021, the Company issued 64,000,000 options to investors in the Company’s May 2021 capital raising. The options have an exercise price of AUD$0.09 ($0.07), expire July 15, 2023.

(**)	On 24 August 2022, the Company issued 3,220,338 units to shareholders in the Company’s August 2022 Nasdaq listing & IPO. Each unit consists of a single ADS and single pre-funded warrant exercisable to a single ADS. The warrants have an exercise price of AUD$7.36 ($5.00), expire August 24, 2027.

Schedule of changes in share purchase warrants issued
	Number of Warrants	Weighted Average Exercise Price ($)
Balance, December 31, 2021	-
Issuance of warrants	3,381,355	5.01
August 31, 2022 warrants exercise	(450,000)	5.00
Balance, December 31, 2022	2,931,355	5.01

Schedule of fair value measurements
	Fair value measurements using input type
	Level 1	Level 2		Level 3	Total
Balance as of December 31, 2021	-		-	-		-
Warrants issued during the period	-	AUD$	5,598,835	-	AUD$	5,598,835
Fair value loss (gain) recognized in consolidated statement of profit or loss and other comprehensive income	-		(3,768,466)	-		(3,768,466)
Transfer upon exercise	-		(825,609)	-		(825,609)
Translation adjustments			92,760			92,760
Warrant liability as of December 31, 2022	-	AUD$	1,097,520	-	AUD$	1,097,520